Condensed Balance Sheets - USD ($)	Feb. 29, 2016	Aug. 31, 2015
Current assets
Cash	$ 875	$ 16,293
Notes receivable, net of allowance of $878,354	0	0
Total current assets	875	16,293
Fixed assets	13,632	3,572
Total assets	14,507	19,865
Current liabilities
Accounts payable	28,985	0
Notes payable	100,273	184,295
Related party payables	639,108	995,698
Unclaimed debt	580,006	557,876
Accrued interest	539,013	532,454
Derivative liability	35,558	432,293
Accrued expenses and other liabilities	160,936	214,230
Total current liabilities	2,083,879	2,916,846
Notes payable (non-current portion)	0	0
Total liabilities	2,083,879	2,916,846
Stockholders' Deficit
Common stock, $0.00001 par value; 5,000,000,000 shares authorized; 3,862,329,167 and 125,025,261 issued and outstanding at February 29, 2016 and August 31, 2015, respectively	38,618	125,025
Series B preferred stock to be issued	1	0
Shares held in escrow	(10,000)	(10,000)
Additional paid in capital	4,169,507	1,203,715
Deficit accumulated during the development stage	(6,267,498)	(4,215,721)
Total stockholders' deficit	(2,069,372)	(2,896,981)
Total liabilities and stockholders' deficit	$ 14,507	$ 19,865